Property and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
2017	Cost	Accumulated amortization	Net book value

Production equipment	$70	$29	$41
Software	90	58	32
Computer equipment	152	122	30
Leasehold improvements	399	144	255
Furniture and office equipment	177	119	58

	$888	$472	$416

2016	Cost	Accumulated amortization	Net book value

Laboratory equipment	$625	$625	$-
Production equipment	97	48	49
Software	161	85	76
Computer equipment	216	177	39
Leasehold improvements	399	107	292
Furniture and office equipment	187	95	92

	$1,685	$1,137	$548